Equity Capital Structure	6 Months Ended
Jun. 30, 2026
Equity Capital Structure [Abstract]
Equity Capital Structure
14.	Equity Capital Structure:

Under the Company’s Articles of Incorporation, as amended, the Company’s authorized capital stock consists of 2,000,000,000 shares, par value $0.001 per share, of which 1,950,000,000 shares are designated as common shares and 50,000,000 shares are designated as preferred shares.

Mezzanine equity:

5.00% SERIES D CUMULATIVE PERPETUAL CONVERTIBLE PREFERRED SHARES

On August 7, 2023, the Company agreed to issue 50,000 Series D Preferred Shares, having a stated value of $1,000 and par value of $0.001 per share, to Toro for aggregate consideration of $50.0 million in cash. On December 12, 2024, the Company agreed to issue an additional 50,000 Series D Preferred Shares for an aggregate consideration of $50.0 million in cash. Details of the Company’s Series D Preferred Shares are discussed in Note 15 to the Company’s consolidated financial statements for the year ended December 31, 2025, included in the 2025 Annual Report.

The Company uses an effective interest rate of 10.24% over the expected life of the Series D Preferred Shares being nine years, which is the expected earliest redemption date. This is consistent with the interest method, taking into account the discount between the issuance price and liquidation preference and the stated dividends, including “step-up” amounts. The amount accreted in the six months ended June 30, 2026, was $1,620,049 and is presented as ‘Deemed dividend on Series D Preferred Shares’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income.

As of June 30, 2026, the net value of Mezzanine Equity amounted to $82,334,124, including the amount of $1,620,049 of deemed dividend on the Series D Preferred Shares in the six months ended June 30, 2026, and is separately presented as ‘Mezzanine Equity’ in the accompanying unaudited condensed consolidated balance sheet. During the six months ended June 30, 2026, the Company paid to Toro a dividend amounting to $2,500,000 on the Series D Preferred Shares for the periods from October 15, 2025 to January 14, 2026 and from January 15, 2026 to April 14, 2026, and the accrued amount for the period from April 15, 2026 to June 30, 2026 (included in the dividend period ended July 14, 2026) amounted to $1,069,444.

Accumulated other comprehensive income

Accumulated Other Comprehensive Income (AOCI) consists of foreign currency translation amounts that relate to accumulated foreign currency gains / losses as a result of translation of the financial statements into U.S. dollars as the presentation currency. In addition, the AOCI includes the effective portion of the gain or loss on the hedging instrument that will be reclassified into earnings when the hedged transaction affects earnings.

Non-controlling interests

Non-controlling interests (NCI) represent ownership stakes in subsidiaries that are less than 100% owned. Changes in NCI during the reporting period are due to allocation of the consolidated income statement and other comprehensive income between the parent company and the NCI. The investment in MPC CSI GmbH, formerly classified as an equity-method investment, was consolidated for the first time as of January 1, 2026 following the termination of a voting agreement between the Company and non-controlling interests. As non-controlling interests hold 17.81% in MPC CSI GmbH, the Company recorded a first-time consolidation effect of $23,167,118.

Furthermore, during the six months ended June 30, 2026, the Company consolidated its subsidiary Parque Solar La Perla, Sociedad Anónima de Capital Variable for the first time. The Company’s ownership amounts to 54.90%, while non-controlling interests hold 45.10%. The resulting first-time consolidation impact attributable to non-controlling interests totals $261,482.

During the six months ended June 30, 2026, the Company also recorded a net amount of $80,570 in transactions with noncontrolling interests, comprising: (i) a distribution of $1,100,742 paid in cash by MPC CSI GmbH to its noncontrolling interest holder, representing that entity's share of dividends received by MPC CSI GmbH from its investment in MPCC, reflected within "Transactions with non-controlling interest" in the unaudited interim consolidated statement of cash flows for the six months ended June 30, 2026; and (ii) a capital contribution of $1,020,172 from minority shareholders relating to a project to develop and construct a solar power facility in Central America, which had not yet been received in cash as of June 30, 2026.